Related party transactions - Schedule of Costs Incurred Under Management Agreements (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Technical Services [Member]
Costs incurred under the Management Agreements	$ 33,040	$ 9,712	$ 63,707
Dry-Dock Activities Included In Technical Services [Member]
Costs incurred under the Management Agreements	1,435	419	2,766
Administrative And Strategic Services [Member]
Costs incurred under the Management Agreements	18	5	36
Reimbursed Expenses [Member]
Costs incurred under the Management Agreements	966	305	1,830
Construction Supervision [Member]
Costs incurred under the Management Agreements	734	100	1,222
Consulting Services [Member]
Costs incurred with the Manager and parties related thereto	$ 42		$ 84